INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST - Schedule of Net Investment Gain (Details) - Master Trust - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net appreciation in value of investments	$ 82,136,503	$ 52,506,454
Interest income on notes receivable from participants	9,779,085	14,008,157
Total investment income	$ 91,915,588	$ 66,514,611